Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,776	$ 7,200
Property, Plant and Equipment, Net	27,408	26,168
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,185	4,712
Property, Plant and Equipment, Net	20,931	20,084
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,014	1,922
Property, Plant and Equipment, Net	5,476	5,068
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	415	427
Property, Plant and Equipment, Net	640	645
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	162	139
Property, Plant and Equipment, Net	$ 361	$ 371